Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 TWD ($) $ / shares	Dec. 31, 2015 TWD ($) $ / shares
Statement [LineItems]
REVENUES	$ 227,514	$ 7,676	$ 229,991	$ 231,795
OPERATING COSTS	146,837	4,954	147,552	148,126
GROSS PROFIT	80,677	2,722	82,439	83,669
OPERATING EXPENSES
Marketing	25,357	856	25,516	25,071
General and administrative	4,626	156	4,537	4,515
Research and development	3,886	131	3,785	3,617
Total operating expenses	33,869	1,143	33,838	33,203
OTHER INCOME AND EXPENSES	(105)	(3)	(496)	(105)
INCOME FROM OPERATIONS	46,703	1,576	48,105	50,361
NON-OPERATING INCOME AND EXPENSES
Interest income	205	7	189	306
Other income	836	28	1,072	650
Other gains and losses	(132)	(4)	(448)	(228)
Interest expenses	(22)	(1)	(20)	(33)
Share of the profits of associates and joint ventures accounted for using equity method	419	14	515	897
Total non-operating income and expenses	1,306	44	1,308	1,592
INCOME BEFORE INCOME TAX	48,009	1,620	49,413	51,953
INCOME TAX EXPENSE	7,849	265	7,787	9,101
NET INCOME	40,160	1,355	41,626	42,852
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	(2,024)	(68)	(2,043)	(231)
Share of remeasurements of defined benefit pension plans of associates and joint ventures	1	0	(44)	(25)
Income tax benefit relating to items that will not be reclassified to profit or loss	344	11	347	39
Items that will not be reclassified to profit or loss	(1,679)	(57)	(1,740)	(217)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising from the translation of the foreign operations	(229)	(8)	(170)	24
Unrealized gain (loss) on available-for- sale financial assets	605	21	(144)	(645)
Cash flow hedges	(1)	0	(1)	1
Share of exchange differences arising from the translation of the foreign operations of associates and joint ventures	(5)	0	(3)	6
Income tax benefit (expense) relating to items that may be reclassified subsequently	3	0	2	(2)
Items that may be reclassified subsequently to profit or loss	373	13	(316)	(616)
Total other comprehensive income (loss), net of income tax	(1,306)	(44)	(2,056)	(833)
TOTAL COMPREHENSIVE INCOME	38,854	1,311	39,570	42,019
NET INCOME ATTRIBUTABLE TO
Stockholders of the parent	38,988	1,315	40,485	42,039
Noncontrolling interests	1,172	40	1,141	813
NET INCOME	40,160	1,355	41,626	42,852
COMPREHENSIVE INCOME ATTRIBUTABLE TO
Stockholders of the parent	37,705	1,272	38,486	41,207
Noncontrolling interests	1,149	39	1,084	812
TOTAL COMPREHENSIVE INCOME	$ 38,854	$ 1,311	$ 39,570	$ 42,019
EARNINGS PER SHARE
Basic | (per share)	$ 5.03	$ 0.17	$ 5.22	$ 5.42
Diluted | (per share)	5.02	0.17	5.21	5.41
American Depositary Shares [Member]
EARNINGS PER SHARE
Basic | (per share)	50.26	1.70	52.19	54.19
Diluted | (per share)	$ 50.19	$ 1.69	$ 52.11	$ 54.06